Commitments - Summary of Commitments Under Leases, Outsourcing and Other Agreements Due (Details) $ in Millions	Dec. 31, 2023 CAD ($)
Commitments and Contingencies Disclosure [Abstract]
Outsourcing and other agreements, Year 1	$ 138
Outsourcing and other agreements, Year 2	58
Outsourcing and other agreements, Year 3	19
Outsourcing and other agreements, Year 4	11
Outsourcing and other agreements, Year 5	11
Outsourcing and other agreements, Thereafter	16
Capital agreements, Year 1	24
Capital agreements, Year 2	75
Capital agreements, Year 3	31
Capital agreements, Year 4	0
Capital agreements, Year 5	0
Capital agreements, Thereafter	0
Long-term software/meter agreement, Year 1	25
Long-term software/meter agreement, Year 2	18
Long-term software/meter agreement, Year 3	2
Long-term software/meter agreement, Year 4	1
Long-term software/meter agreement, Year 5	1
Long-term software/meter agreement, Thereafter	$ 0